UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Investment Portfolios,
Core Value Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Core Value Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2012, through June 30, 2012, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Investment Portfolios, CoreValue Portfolio, produced a total return of 5.25% for its Initial shares, and its Service shares produced a total return of 5.18%.1 In comparison, the fund’s benchmark, the Russell 1000 Value Index (the “Index”), produced a total return of 8.68% for the same period.2

U.S. stocks advanced over the first quarter of 2012 amid improving global economic data, but a worsening European debt crisis and anemic U.S. employment gains erased some of those gains in the second quarter.The fund produced lower returns than its benchmark, primarily due to disappointing stock selections in the information technology and financials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund normally invests at least 80% of its net assets in stocks of large-cap value companies.When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. A three-step value screening process is used to select stocks based on value, sound business fundamentals and positive business momentum.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among U.S. stocks stemming from employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Consequently, investors grew more tolerant of risks, and they turned to companies expected to benefit from better business conditions.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, sparking worries that recent progress might be derailed.These headwinds proved especially unfavorable for value-oriented stocks as investors increasingly sought perceived safe havens, often without regard for underlying valuations or business fundamentals.As a result, the Index fell over the second quarter of the year, partly offsetting earlier gains.

Stock Selections Weighed on Fund Performance

Although the fund participated to a significant degree in the stock market’s gains, its relative performance was undermined by disappointments in the information technology sector, where game developer Electronic Arts struggled with lower sales volumes as the industry’s distribution model shifted. In the financials sector, the fund was hurt by an emphasis on capital markets participants and life insurers, which struggled with volatile market conditions and regulatory issues, respectively. In other market segments, the fund’s relative performance was hindered by energy producer Occidental Petroleum in an environment of declining oil and natural gas prices, and chemicals manufacturer Celanese struggled with economic fears in two of its key markets, Europe and China.

The fund achieved better relative results in the utilities sector, where underweighted exposure to stocks we considered richly valued cushioned the brunt of the sector’s weakness.The fund also fared well in the consumer discretionary sector, particularly among homebuilders that advanced from depressed levels in anticipation of long-awaited improvement in U.S. housing markets. Media companies also fared well, including conglomerate News Corp., which announced in June that the company would be split in two to unlock shareholder value.

In addition, the fund did not own certain stocks that weighed on the benchmark’s results. Most notably, household goods giant Procter &

4

Gamble was hurt by lower operating margins, and personal computer maker Hewlett-Packard saw sales decline as competitive pressures intensified from mobile devices.

Positioned for Growth with an Eye on Risks

In our view, the long-term prospects for equities remain bright despite recently negative news headlines. Indeed, we believe that excessive pessimism may have produced opportunities to purchase stocks of fundamentally sound companies at attractive valuations. However, we recently shifted to a slightly more defensive investment posture—including reduced exposure to energy and financial companies that tend to be more sensitive to economic factors—due to concerns that current economic uncertainty might spark continued bouts of short-term market volatility. Instead, we placed greater emphasis on more attractively valued stocks in the health care and consumer staples sectors.

As of midyear, our bottom-up stock selection process has identified a number of opportunities in the consumer discretionary sector, where attractive valuations and shareholder-friendly management policies could drive prices higher. Conversely, the fund held no positions in the utilities sector and underweighted exposure to telecommunications services companies due to rich valuations and better opportunities in other areas.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through February 28, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, CoreValue Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.08	$5.36
Ending value (after expenses)	$1,052.50	$1,051.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.02	$5.27
Ending value (after expenses)	$1,020.89	$1,019.64

† Expenses are equal to the fund’s annualized expense ratio of .80% for Initial shares and 1.05% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—99.6%	Shares	Value ($)
Automobiles & Components—1.5%
Delphi Automotive	2,350	59,925
General Motors	5,161[a]	101,775
Johnson Controls	9,120	252,715
		414,415
Banks—10.3%
Capital One Financial	8,130	444,386
Comerica	9,470	290,824
Fifth Third Bancorp	17,130	229,542
PNC Financial Services Group	4,690	286,606
SunTrust Banks	6,200	150,226
U.S. Bancorp	16,620	534,499
Wells Fargo & Co.	28,980	969,091
		2,905,174
Capital Goods—7.8%
Eaton	5,650	223,910
Energizer Holdings	5,530[a]	416,133
General Electric	54,420	1,134,113
Honeywell International	4,980	278,083
Hubbell, Cl. B	1,810	141,071
		2,193,310
Commercial & Professional Services—.4%
Pitney Bowes	7,780[b]	116,467
Consumer Durables & Apparel—3.4%
Newell Rubbermaid	19,360	351,190
Pulte Group	14,500[a,b]	155,150
Stanley Black & Decker	2,140	137,730
Toll Brothers	10,090[a]	299,976
		944,046
Consumer Services—2.2%
Carnival	13,540	464,016
International Game Technology	9,090	143,168
		607,184
Diversified Financials—8.2%
Ameriprise Financial	4,690	245,099
Citigroup	12,426	340,597

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Diversified Financials (continued)
Franklin Resources	1,190	132,078
Goldman Sachs Group	2,740	262,656
JPMorgan Chase & Co.	20,050	716,386
Moody’s	8,870	324,198
NASDAQ OMX Group	4,880	110,630
TD Ameritrade Holding	10,380 [b]	176,460
		2,308,104
Energy—12.2%
Anadarko Petroleum	1,904	126,045
Cameron International	11,450 [a]	489,030
EOG Resources	5,671	511,014
Exxon Mobil	3,230	276,391
Marathon Petroleum	3,190	143,295
Occidental Petroleum	13,380	1,147,603
Schlumberger	4,930	320,006
Valero Energy	17,540	423,591
		3,436,975
Exchange Traded Funds—.6%
iShares Russell 1000 Value Index Fund	2,370	161,681
Food, Beverage & Tobacco—5.6%
Coca-Cola Enterprises	7,460	209,178
ConAgra Foods	10,540	273,302
Dean Foods	8,450 [a]	143,904
Dr. Pepper Snapple Group	3,230	141,313
Kraft Foods, Cl. A	7,400	285,788
PepsiCo	7,540	532,776
		1,586,261
Health Care Equipment & Services—3.6%
Baxter International	5,030	267,345
Cigna	6,120	269,280
Humana	2,610	202,118
Thermo Fisher Scientific	2,440	126,660
UnitedHealth Group	2,360	138,060
		1,003,463

8

Common Stocks (continued)	Shares	Value ($)
Household & Personal Products—1.9%
Avon Products	9,660	156,589
CVS Caremark	8,320	388,794
		545,383
Insurance—6.2%
American International Group	2,250 [a]	72,203
Aon	5,760	269,453
Chubb	5,560	404,879
Marsh & McLennan	12,900	415,767
MetLife	11,160	344,286
Prudential Financial	4,710	228,105
		1,734,693
Materials—3.5%
Celanese, Ser. A	4,020	139,172
Dow Chemical	14,520	457,380
Eastman Chemical	2,900	146,073
International Paper	8,230	237,929
Mosaic	290	15,880
		996,434
Media—8.5%
CBS, Cl. B	4,320	141,610
News, Cl. A	28,390	632,813
Omnicom Group	8,770	426,222
Time Warner	4,093	157,580
Viacom, Cl. B	7,290	342,776
Walt Disney	14,250	691,125
		2,392,126
Pharmaceuticals & Biotechnology—11.2%
Eli Lilly & Co.	3,130	134,308
Johnson & Johnson	9,980 [b]	674,249
McKesson	3,220	301,875
Merck & Co.	16,390	684,282
Mylan	6,260 [a]	133,776
Pfizer	53,190	1,223,370
		3,151,860

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—2.7%
American Eagle Outfitters	9,560		188,619
Macy’s	7,140		245,259
PVH	2,460		191,363
Wal-Mart Stores	1,960		136,651
			761,892
Semiconductors & Equipment—.7%
Texas Instruments	7,170		205,707
Software & Services—2.0%
Electronic Arts	10,430	[a]	128,811
Oracle	14,750		438,075
			566,886
Technology Hardware & Equipment—5.2%
Cisco Systems	36,140		620,524
Corning	10,770		139,256
QUALCOMM	10,200		567,936
SanDisk	3,530	[a]	128,774
			1,456,490
Transportation—1.9%
FedEx	4,260		390,259
Union Pacific	1,200		143,172
			533,431
Total Common Stocks
(cost $27,805,433)			28,021,982

Other Investment—.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $58,363)	58,363	[c]	58,363

10

Investment of Cash Collateral
for Securities Loaned—2.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $785,286)	785,286[c]	785,286
Total Investments (cost $28,649,082)	102.6%	28,865,631
Liabilities, Less Cash and Receivables	(2.6%)	(728,048)
Net Assets	100.0%	28,137,583

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $783,294 and the value of the collateral held by the fund was $785,286.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	12.2	Money Market Investments	3.0
Pharmaceuticals & Biotechnology	11.2	Retailing	2.7
Banks	10.3	Consumer Services	2.2
Media	8.5	Software & Services	2.0
Diversified Financials	8.2	Household & Personal Products	1.9
Capital Goods	7.8	Transportation	1.9
Insurance	6.2	Automobiles & Components	1.5
Food, Beverage & Tobacco	5.6	Semiconductors & Equipment	.7
Technology Hardware & Equipment	5.2	Exchange Traded Funds	.6
Health Care Equipment & Services	3.6	Commercial & Professional Services	.4
Materials	3.5
Consumer Durables & Apparel	3.4		102.6

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $783,294)—Note 1(b):
Unaffiliated issuers	27,805,433	28,021,982
Affiliated issuers	843,649	843,649
Cash		124
Receivable for investment securities sold		202,783
Dividends and securities lending income receivable		59,995
Prepaid expenses		611
		29,129,144
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		19,146
Liability for securities on loan—Note 1(b)		785,286
Payable for investment securities purchased		142,166
Payable for shares of Beneficial Interest redeemed		2,872
Accrued expenses		42,091
		991,561
Net Assets ($)		28,137,583
Composition of Net Assets ($):
Paid-in capital		31,403,184
Accumulated undistributed investment income—net		160,405
Accumulated net realized gain (loss) on investments		(3,642,555)
Accumulated net unrealized appreciation
(depreciation) on investments		216,549
Net Assets ($)		28,137,583

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	15,681,998	12,455,585
Shares Outstanding	1,234,424	974,981
Net Asset Value Per Share ($)	12.70	12.78

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	293,145
Affiliated issuers	42
Income from securities lending—Note 1(b)	391
Total Income	293,578
Expenses:
Management fee—Note 3(a)	108,978
Auditing fees	23,749
Distribution fees—Note 3(b)	16,237
Custodian fees—Note 3(b)	8,436
Legal fees	2,410
Prospectus and shareholders’ reports	1,483
Trustees’ fees and expenses—Note 3(c)	361
Shareholder servicing costs—Note 3(b)	177
Loan commitment fees—Note 2	102
Registration fees	60
Miscellaneous	6,373
Total Expenses	168,366
Less—reduction in expenses due to undertaking—Note 3(a)	(35,783)
Net Expenses	132,583
Investment Income—Net	160,995
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,069,745
Net unrealized appreciation (depreciation) on investments	290,052
Net Realized and Unrealized Gain (Loss) on Investments	1,359,797
Net Increase in Net Assets Resulting from Operations	1,520,792

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	160,995	232,462
Net realized gain (loss) on investments	1,069,745	3,570,985
Net unrealized appreciation
(depreciation) on investments	290,052	(5,696,611)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,520,792	(1,893,164)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(143,742)	(193,154)
Service Shares	(88,830)	(134,893)
Total Dividends	(232,572)	(328,047)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	196,671	1,316,103
Service Shares	44,707	362,137
Dividends reinvested:
Initial Shares	143,742	193,154
Service Shares	88,830	134,893
Cost of shares redeemed:
Initial Shares	(764,040)	(2,558,345)
Service Shares	(1,156,681)	(3,423,010)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,446,771)	(3,975,068)
Total Increase (Decrease) in Net Assets	(158,551)	(6,196,279)
Net Assets ($):
Beginning of Period	28,296,134	34,492,413
End of Period	28,137,583	28,296,134
Undistributed investment income—net	160,405	231,982

14

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	15,326	98,630
Shares issued for dividends reinvested	10,671	14,244
Shares redeemed	(59,132)	(197,658)
Net Increase (Decrease) in Shares Outstanding	(33,135)	(84,784)
Service Shares
Shares sold	3,470	28,578
Shares issued for dividends reinvested	6,551	9,882
Shares redeemed	(88,205)	(268,071)
Net Increase (Decrease) in Shares Outstanding	(78,184)	(229,611)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	12.17	13.06	11.70	10.24	18.37	19.50
Investment Operations:
Investment income—net[a]	.08	.11	.13	.15	.25	.31
Net realized and unrealized
gain (loss) on investments	.57	(.85)	1.40	1.61	(6.14)	.25
Total from Investment Operations	.65	(.74)	1.53	1.76	(5.89)	.56
Distributions:
Dividends from
investment income—net	(.12)	(.15)	(.17)	(.30)	(.35)	(.28)
Dividends from net realized
gain on investments	—	—	—	—	(1.89)	(1.41)
Total Distributions	(.12)	(.15)	(.17)	(.30)	(2.24)	(1.69)
Net asset value, end of period	12.70	12.17	13.06	11.70	10.24	18.37
Total Return (%)	5.25[b]	(5.82)	13.21	18.18	(35.91)	3.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[c]	1.02	.96	.98	.88	.87
Ratio of net expenses
to average net assets	.80[c]	.94	.96	.96	.88	.86
Ratio of net investment income
to average net assets	1.22[c]	.86	1.12	1.54	1.77	1.63
Portfolio Turnover Rate	37.51[b]	83.87	57.06	67.53	55.84	69.92
Net Assets, end of period
($ x 1,000)	15,682	15,421	17,660	16,822	16,745	32,547

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	12.23	13.12	11.77	10.27	18.39	19.52
Investment Operations:
Investment income—net[a]	.06	.08	.10	.14	.23	.28
Net realized and unrealized
gain (loss) on investments	.58	(.86)	1.41	1.62	(6.14)	.26
Total from Investment Operations	.64	(.78)	1.51	1.76	(5.91)	.54
Distributions:
Dividends from
investment income—net	(.09)	(.11)	(.16)	(.26)	(.32)	(.26)
Dividends from net realized
gain on investments	—	—	—	—	(1.89)	(1.41)
Total Distributions	(.09)	(.11)	(.16)	(.26)	(2.21)	(1.67)
Net asset value, end of period	12.78	12.23	13.12	11.77	10.27	18.39
Total Return (%)	5.18[b]	(6.03)	12.93	17.96	(35.93)	2.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30[c]	1.27	1.21	1.23	1.13	1.12
Ratio of net expenses
to average net assets	1.05[c]	1.19	1.21	1.08	1.00	1.00
Ratio of net investment income
to average net assets	.97[c]	.59	.87	1.42	1.65	1.50
Portfolio Turnover Rate	37.51[b]	83.87	57.06	67.53	55.84	69.92
Net Assets, end of period
($ x 1,000)	12,456	12,875	16,832	17,928	18,992	37,851

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

18

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when

20

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	27,860,301	—	—	27,860,301
Exchange
Traded Funds	161,681	—	—	161,681
Mutual Funds	843,649	—	—	843,649
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded securities between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012, The Bank of New York Mellon earned $168 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	8,004		2,858,365	2,808,006	58,363.2
Dreyfus
Institutional
Cash Advantage
Fund	251,233		1,509,704	975,651	785,286		2.8
Total	259,237		4,368,069	3,783,657	843,649		3.0

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,541,784 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $328,047. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until February 28, 2013, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 dis-

24

tribution plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $35,783 during the period ended June 30, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $16,237 pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $56 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $8,436 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $8 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,811, Plan fees $2,482, custodian fees $4,305, Chief Compliance Officer fees $3,183 and transfer agency per account fees $40, which are offset against an expense reimbursement currently in effect in the amount of $7,675.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2012, amounted to $10,893,085 and $12,577,187, respectively.

At June 30, 2012, accumulated net unrealized appreciation on investments was $216,549, consisting of $2,340,700 gross unrealized appreciation and $2,124,151 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 2, 2012, the Board considered the renewal for the remaining six months in the annual term of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. Subsequent to a Board meeting held on July 13-14, 2011, Lipper, Inc. (“Lipper”), an independent provider of investment company data, had reclassified the fund, resulting in the fund being included in a different Lipper category from the category in which it was previously included. At the February 2, 2012 Board meeting, the Board was provided with reports from Lipper covering both the prior and the current categories. The Board members reviewed reports from Lipper, which included information comparing (1) the fund’s performance with the performance of the prior and current groups of comparable funds (each, the “Performance Group” or the “Performance Groups”) and with two corresponding broader groups of funds (the “Performance Universes”), all for various periods ended December 31, 2011 and (2) the fund’s actual and contractual management fees and total expenses with those of the prior and current groups of comparable funds (the “Expense Groups”) and with two corresponding broader group of funds (the “Expense Universes”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s three-month total return performance through December 31, 2011 had improved relative to the other periods considered, noting management’s investment approach with respect to the fund. The Board noted that the fund’s total return

28

performance was below the Performance Groups’ and Performance Universes’ medians for all periods, except for the ten-year period when the fund’s performance was at the median of the current Lipper category’s Performance Group. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the funds in each of the Expense Groups and the Expense Universes, and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the medians of the Expense Groups and that the fund’s actual management fee and total expenses were above the Expense Groups’ and the Expense Universes’ medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 28, 2013, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 0.80% of the fund’s average daily net assets. Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the improvement in the fund’s recent three-month performance and management’s investment approach with respect to the fund, and agreed to continue to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through its annual renewal date of August 31, 2012 was in the best interests of the fund and its shareholders.

The Fund	31

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Jocelin Reed,Warren Chiang, C.Wesley Boggs and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 8.53%, and its Service shares produced a total return of 8.36%.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap 400 Index (the “S&P 400 Index”), produced a total return of 7.90% for the same period.2

Positive macroeconomic trends buoyed investor confidence and drove stocks sharply higher during the first quarter of 2012. However, confidence weakened during the second quarter, causing stocks to give up some of their earlier gains. Mid-cap stocks mildly underperformed their larger-cap counterparts in this environment.The fund produced higher returns than its benchmark, largely due to positive stock selections in the energy, consumer staples and information technology sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the fund normally invests at least 80% of its assets in stocks of midsize companies.The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Markets Reacted to Shifting Macroeconomic Developments

Early 2012 saw continued improvement in U.S. employment and manufacturing trends. In addition, hopes rose that measures implemented by monetary and fiscal policymakers in the European Union might prevent

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

fiscal instability from spreading from Greece to other nations in a region struggling with heavy debt loads and compromised banking systems. Stocks rallied strongly in response to these positive developments, with the S&P 400 Index producing double-digit returns over the first three months of the year.

Investor sentiment waned in the spring when employment gains moderated in the United States. Global developments further undermined investor confidence.The first round of Greek elections cast doubt on the political viability of the European bailout plan, and several Spanish banks edged closer to failure due to mounting commercial real estate and mortgage losses. Economic growth in China slowed in response to inflation-fighting programs, threatening a major engine of global growth. Equity markets dipped sharply in April and May, but rebounded to a degree in June when a second round of Greek elections and new European economic initiatives eased investors’ concerns.

Good Stock Selections Buoyed Fund Performance

The fund’s disciplined quantitative stock selection process identified strong performers across several market sectors. In the energy sector, underweighted exposure to coal-related stocks worked in the fund’s favor when commodity prices came under pressure.Attractive valuation metrics led us to invest in some of the energy sector’s better performers, including oil and gas refiner HollyFrontier, which paid a special dividend to investors due to lower costs for raw materials.

In the consumer staples sector, a combination of strong valuation, quality and behavior metrics guided the fund’s investment in alcoholic beverage producer Constellation Brands, Cl. A. The company’s stock climbed sharply after it announced plans to complete its acquisition of Crown Imports, enabling it to maintain its position as U.S. distributor for several popular brands. Similarly, in the information technology sector, a balance of attractive factors prompted the fund’s investment in enterprise information management services provider CA Technologies, which rose after announcing a dividend increase and a share repurchase plan designed to return excess capital to investors. Finally, in the consumer discretionary sector, our analysis of quality factors

4

drove the fund’s investment in pet supply retailer PetSmart, which reported better-than-expected earnings and raised its future guidance.

By contrast, a few holdings detracted significantly from the fund’s relative performance over the first half of 2012. The fund mildly underperformed in the health care sector largely due to its lack of exposure to a small number of high-flying, speculative biotechnology firms that failed to meet our valuation criteria. In addition, global industrial machinery engineering firm Gardner Denver, which reduced earnings guidance in response to global macroeconomic developments detracted from fund performance.

Taking Advantage of Volatility-Driven Opportunities

Although heightened levels of market volatility have continued to unsettle many investors as of midyear, we have taken advantage of market downturns by buying attractively priced shares in companies that meet our investment criteria. By the same token, when markets rise, we have trimmed the fund’s exposure to more richly valued holdings, redeploying the proceeds to stocks that better meet our investment criteria. Finally, in light of recent market trends, we have modestly reduced the fund’s emphasis on valuation metrics relative to quality metrics as part of our continuing efforts to refine the fund’s quantitative stock selection process.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market.
Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.36	$5.65
Ending value (after expenses)	$1,085.30	$1,083.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.22	$5.47
Ending value (after expenses)	$1,020.69	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial shares and 1.09% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Automobiles & Components—1.4%
Thor Industries	69,100	1,894,031
WABCO Holdings	1,200[a]	63,516
		1,957,547
Banks—3.3%
Cathay General Bancorp	55,500	916,305
Comerica	12,800	393,088
Huntington Bancshares	37,800	241,920
KeyCorp	131,200	1,015,488
Webster Financial	83,000	1,797,780
Zions Bancorporation	16,900[b]	328,198
		4,692,779
Capital Goods—10.1%
Aecom Technology	59,100[a]	972,195
AGCO	29,000[a]	1,326,170
Alliant Techsystems	30,300	1,532,271
Chicago Bridge & Iron	19,100	725,036
Gardner Denver	32,200	1,703,702
Granite Construction	39,300	1,026,123
KBR	30,400	751,184
Kennametal	27,600	914,940
Lincoln Electric Holdings	50,800	2,224,532
Nordson	13,000	666,770
Timken	30,100	1,378,279
URS	37,400	1,304,512
		14,525,714
Commercial & Professional
Services—2.1%
Deluxe	67,600	1,685,944
Herman Miller	70,500	1,305,660
		2,991,604
Consumer Durables & Apparel—.5%
Tupperware Brands	13,000	711,880
Consumer Services—4.9%
Bob Evans Farms	53,400	2,146,680
Brinker International	34,350	1,094,735
H&R Block	90,400	1,444,592

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Services (continued)
International Speedway, Cl. A	16,100	421,498
ITT Educational Services	13,500[a,b]	820,125
Penn National Gaming	17,400[a]	775,866
Wynn Resorts	3,200	331,904
		7,035,400
Diversified Financials—4.4%
American Capital	48,200[a]	485,374
Discover Financial Services	23,700	819,546
Greenhill & Co.	25,700[b]	916,205
Moody’s	4,000	146,200
NASDAQ OMX Group	34,200	775,314
SEI Investments	91,500	1,819,935
Waddell & Reed Financial, Cl. A	46,700	1,414,076
		6,376,650
Energy—6.0%
Denbury Resources	25,700[a]	388,327
Helix Energy Solutions Group	116,000[a]	1,903,560
HollyFrontier	38,500	1,364,055
Kosmos Energy	61,000[a]	674,050
Murphy Oil	15,200	764,408
Oceaneering International	30,000	1,435,800
Plains Exploration & Production	38,400[a]	1,350,912
Tesoro	33,900[a]	846,144
		8,727,256
Food, Beverage & Tobacco—3.7%
Constellation Brands, Cl. A	81,500[a]	2,205,390
Smithfield Foods	52,100[a]	1,126,923
Tootsie Roll Industries	3,663[b]	87,399
Universal	42,900[b]	1,987,557
		5,407,269
Health Care Equipment & Services—6.6%
Hill-Rom Holdings	61,000	1,881,850
Humana	15,500	1,200,320
ResMed	83,600[a]	2,608,320

8

Common Stocks (continued)	Shares	Value ($)
Health Care Equipment & Services (continued)
Thoratec	56,900 [a]	1,910,702
Universal Health Services, Cl. B	43,400	1,873,144
		9,474,336
Household & Personal Products—1.7%
Church & Dwight	44,800	2,485,056
Insurance—3.7%
Assurant	21,900	762,996
Lincoln National	13,600	297,432
Protective Life	33,900	996,999
Reinsurance Group of America	42,600	2,266,746
StanCorp Financial Group	26,900	999,604
		5,323,777
Materials—5.3%
CF Industries Holdings	3,200	619,968
Domtar	20,400	1,564,884
Minerals Technologies	31,900	2,034,582
NewMarket	9,020	1,953,732
Rockwood Holdings	12,700	563,245
Steel Dynamics	80,400	944,700
		7,681,111
Media—1.4%
Scholastic	38,000	1,070,080
Valassis Communications	45,300 [a,b]	985,275
		2,055,355
Pharmaceuticals & Biotechnology—5.7%
Agilent Technologies	21,100	827,964
Charles River Laboratories International	29,100 [a]	953,316
Covance	5,800 [a]	277,530
Medicis Pharmaceutical, Cl. A	22,600	771,790
Mettler-Toledo International	9,000 [a]	1,402,650
Techne	26,900	1,995,980
United Therapeutics	22,200 [a]	1,096,236
Warner Chilcott, Cl. A	47,800 [a]	856,576
		8,182,042

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Real Estate—8.1%
BRE Properties	25,900[c]	1,295,518
Hospitality Properties Trust	61,400[c]	1,520,878
Kimco Realty	11,300[c]	215,039
Liberty Property Trust	35,200[b,c]	1,296,768
Macerich	6,047[c]	357,075
Mack-Cali Realty	75,200[c]	2,186,064
National Retail Properties	40,700[c]	1,151,403
Rayonier	57,450[c]	2,579,505
SL Green Realty	13,700[c]	1,099,288
		11,701,538
Retailing—6.3%
Aaron’s	63,900	1,809,009
Advance Auto Parts	12,000	818,640
ANN	32,700[a]	833,523
Best Buy	21,100[b]	442,256
Big Lots	1,900[a]	77,501
Dillard’s, Cl. A	13,500	859,680
GameStop, Cl. A	32,500[b]	596,700
O’Reilly Automotive	13,000[a]	1,089,010
PetSmart	35,600	2,427,208
Williams-Sonoma	5,700	199,329
		9,152,856
Semiconductors & Equipment—2.3%
Advanced Micro Devices	121,800[a]	697,914
LSI	117,000[a]	745,290
Silicon Laboratories	50,500[a]	1,913,950
		3,357,154
Software & Services—7.6%
Acxiom	52,400[a]	791,764
CA	79,600	2,156,364
Cadence Design Systems	160,800[a]	1,767,192
DST Systems	37,944	2,060,739
FactSet Research Systems	10,200	947,988

10

Common Stocks (continued)	Shares	Value ($)
Software & Services (continued)
Fair Isaac	28,200	1,192,296
IAC/InterActiveCorp	7,100	323,760
Synopsys	59,100[a]	1,739,313
		10,979,416
Technology Hardware &
Equipment—5.7%
Brocade Communications Systems	102,000[a]	502,860
Diebold	25,700	948,587
Dolby Laboratories, Cl. A	18,100[a]	747,530
Lexmark International, Cl. A	53,300	1,416,714
Plantronics	49,400	1,649,960
QLogic	71,800[a]	982,942
Tech Data	42,400[a]	2,042,408
		8,291,001
Telecommunication Services—.4%
Telephone & Data Systems	27,528	586,071
Transportation—1.6%
Alaska Air Group	62,900[a]	2,258,110
Utilities—6.6%
Cleco	40,100	1,677,383
Great Plains Energy	112,300	2,404,343
Hawaiian Electric Industries	62,500	1,782,500
NV Energy	69,600	1,223,568
Questar	119,600	2,494,856
		9,582,650
Total Common Stocks
(cost $135,854,611)		143,536,572

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,060,173)	1,060,173[d]	1,060,173

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,374,041)	6,374,041[d]	6,374,041
Total Investments (cost $143,288,825)	104.5%	150,970,786
Liabilities, Less Cash and Receivables	(4.5%)	(6,493,355)
Net Assets	100.0%	144,477,431

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $6,344,886 and the value of the collateral held by the fund was $6,374,041.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	10.1	Insurance	3.7
Real Estate	8.1	Food, Beverage & Tobacco	3.7
Software & Services	7.6	Banks	3.3
Utilities	6.6	Semiconductors & Equipment	2.3
Health Care Equipment & Services	6.6	Commercial & Professional Services	2.1
Retailing	6.3	Household & Personal Products	1.7
Energy	6.0	Transportation	1.6
Pharmaceuticals & Biotechnology	5.7	Automobiles & Components	1.4
Technology Hardware & Equipment	5.7	Media	1.4
Materials	5.3	Consumer Durables & Apparel	.5
Money Market Investments	5.1	Telecommunication Services	.4
Consumer Services	4.9
Diversified Financials	4.4		104.5

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,344,886)—Note 1(b):
Unaffiliated issuers	135,854,611	143,536,572
Affiliated issuers	7,434,214	7,434,214
Cash		6,307
Dividends and securities lending income receivable		147,316
Prepaid expenses		1,635
		151,126,044
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		101,666
Liability for securities on loan—Note 1(b)		6,374,041
Payable for shares of Beneficial Interest redeemed		105,705
Accrued expenses		67,201
		6,648,613
Net Assets ($)		144,477,431
Composition of Net Assets ($):
Paid-in capital		165,554,074
Accumulated undistributed investment income—net		699,299
Accumulated net realized gain (loss) on investments		(29,457,903)
Accumulated net unrealized appreciation
(depreciation) on investments		7,681,961
Net Assets ($)		144,477,431

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	127,348,917	17,128,514
Shares Outstanding	8,957,759	1,205,767
Net Asset Value Per Share ($)	14.22	14.21

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,195,243
Affiliated issuers	420
Income from securities lending—Note 1(b)	148,342
Total Income	1,344,005
Expenses:
Management fee—Note 3(a)	554,790
Professional fees	28,985
Distribution fees—Note 3(b)	22,423
Custodian fees—Note 3(b)	18,013
Prospectus and shareholders’ reports	4,646
Trustees’ fees and expenses—Note 3(c)	3,061
Shareholder servicing costs—Note 3(b)	1,999
Loan commitment fees—Note 2	515
Miscellaneous	9,239
Total Expenses	643,671
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	643,669
Investment Income—Net	700,336
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,092,347
Net unrealized appreciation (depreciation) on investments	4,075,742
Net Realized and Unrealized Gain (Loss) on Investments	11,168,089
Net Increase in Net Assets Resulting from Operations	11,868,425

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	700,336	633,871
Net realized gain (loss) on investments	7,092,347	21,917,984
Net unrealized appreciation
(depreciation) on investments	4,075,742	(21,388,110)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,868,425	1,163,745
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(595,625)	(723,203)
Service Shares	(38,075)	(69,975)
Total Dividends	(633,700)	(793,178)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,042,046	8,855,532
Service Shares	766,347	2,487,648
Dividends reinvested:
Initial Shares	595,625	723,203
Service Shares	38,075	69,975
Cost of shares redeemed:
Initial Shares	(11,339,476)	(33,901,325)
Service Shares	(2,097,437)	(5,108,937)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,994,820)	(26,873,904)
Total Increase (Decrease) in Net Assets	4,239,905	(26,503,337)
Net Assets ($):
Beginning of Period	140,237,526	166,740,863
End of Period	144,477,431	140,237,526
Undistributed investment income—net	699,299	632,663

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	354,584	669,033
Shares issued for dividends reinvested	40,245	50,858
Shares redeemed	(795,975)	(2,534,215)
Net Increase (Decrease) in Shares Outstanding	(401,146)	(1,814,324)
Service Shares
Shares sold	53,420	183,958
Shares issued for dividends reinvested	2,573	4,921
Shares redeemed	(148,112)	(379,066)
Net Increase (Decrease) in Shares Outstanding	(92,119)	(190,187)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.16	13.17	10.46	7.85	15.52	17.39
Investment Operations:
Investment income—net[a]	.07	.06	.06	.11	.09	.12
Net realized and unrealized
gain (loss) on investments	1.06	.00[b]	2.76	2.62	(5.63)	.19
Total from Investment Operations	1.13	.06	2.82	2.73	(5.54)	.31
Distributions:
Dividends from
investment income—net	(.07)	(.07)	(.11)	(.12)	(.12)	(.07)
Dividends from net realized
gain on investments	—	—	—	—	(2.01)	(2.11)
Total Distributions	(.07)	(.07)	(.11)	(.12)	(2.13)	(2.18)
Net asset value, end of period	14.22	13.16	13.17	10.46	7.85	15.52
Total Return (%)	8.53[c]	.40	27.10	35.51	(40.42)	1.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84[d]	.86	.84	.84	.82	.80
Ratio of net expenses
to average net assets	.84[d]	.86	.84	.84	.81	.80
Ratio of net investment income
to average net assets	.98[d]	.50	.54	1.22	.76	.73
Portfolio Turnover Rate	40.06[c]	81.48	79.28	75.42	86.74	116.83
Net Assets, end of period
($ x 1,000)	127,349	123,187	147,155	131,962	125,701	277,602

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.14	13.16	10.46	7.82	15.45	17.31
Investment Operations:
Investment income—net[a]	.05	.02	.05	.10	.08	.09
Net realized and unrealized
gain (loss) on investments	1.05	.01	2.76	2.63	(5.60)	.21
Total from Investment Operations	1.10	.03	2.81	2.73	(5.52)	.30
Distributions:
Dividends from
investment income—net	(.03)	(.05)	(.11)	(.09)	(.10)	(.05)
Dividends from net realized
gain on investments	—	—	—	—	(2.01)	(2.11)
Total Distributions	(.03)	(.05)	(.11)	(.09)	(2.11)	(2.16)
Net asset value, end of period	14.21	13.14	13.16	10.46	7.82	15.45
Total Return (%)	8.36[b]	.20	26.94	35.33	(40.44)	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[c]	1.11	1.09	1.09	1.06	1.05
Ratio of net expenses
to average net assets	1.09[c]	1.11	.97	.90	.90	.90
Ratio of net investment income
to average net assets	.72[c]	.18	.40	1.16	.62	.58
Portfolio Turnover Rate	40.06[b]	81.48	79.28	75.42	86.74	116.83
Net Assets, end of period
($ x 1,000)	17,129	17,050	19,586	16,090	13,881	39,009

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the MidCap Stock Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	143,536,572	—	—	143,536,572
Mutual Funds	7,434,214	—	—	7,434,214
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded securities between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of

22

foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012, The Bank of NewYork Mellon earned $63,575 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,024,565		11,535,324	11,499,716	1,060,173.7
Dreyfus
Institutional
Cash
Advantage
Fund	15,146,438		28,192,000	36,964,397	6,374,041		4.4
Total	16,171,003		39,727,324	48,464,113	7,434,214		5.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $35,442,133 available for federal income tax purposes to be applied against future realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, the carryover expires in fiscal year 2017.

24

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $793,178.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $22,423 pursuant to the Plan.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $325 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $18,013 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $47 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $86,119, Plan fees $3,394, custodian fees $8,714, Chief Compliance Officer fees $3,183 and transfer agency per account fees $256.

26

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2012, amounted to $59,009,061 and $65,743,180, respectively.

At June 30, 2012, accumulated net unrealized appreciation on investments was $7,681,961, consisting of $15,828,087 gross unrealized appreciation and $8,146,126 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Small Cap Stock Index
Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 7.72%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced a 7.98% return for the same period.2,3

Mixed economic data fueled heightened market volatility as gains over the first quarter of 2012 were partly offset by declines during the second quarter of the year. The difference in return between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the S&P 600 Index by investing in a representative sample of the stocks included in the S&P 600 Index, and in futures whose performance is tied to the S&P 600 Index. The fund’s investments are selected by a “sampling” process based on market capitalization, industry representation and other means.The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among U.S. stocks amid employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they focused more intently on companies in economically sensitive industry groups.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, measures designed to relieve fiscal pressures in Europe encountered political resistance in several countries, including Greece, threatening proposed bailout programs. These headwinds caused most stock market averages, including the S&P 600 Index, to fall over the second quarter of the year, partly offsetting previous gains. Nonetheless, it is worth noting that U.S. stocks provided higher returns, on average, than their counterparts in most other nations over the first half of 2012.

Most Market Sectors Advanced over the First Half of 2012

In this environment, nine of the 10 economic sectors represented in the S&P 600 Index posted positive absolute returns for the reporting period. The financials sector led the market’s advance, with robust gains posted by real estate investment trusts (REITs), which attracted investors with highly competitive dividend yields in a low interest-rate environment. REITs specializing in office leasing and assisted living facilities fared especially well. Commercial banks also gained value over the first half of the year as investors anticipated a stronger recovery in U.S. housing markets, particularly in previously hard-hit states such as California and Florida. Commercial banks also benefited from higher levels of mortgage refinancing activity.

In the consumer discretionary sector, casual dining restaurant chains drove returns, as did increased mergers-and-acquisitions activity in the industry group. Investors favored such companies partly due to their domestic focus, which largely insulated them from economic concerns in Europe and the emerging markets. A number of specialty retailers also produced robust gains, including sellers of sporting goods and apparel. The health care sector received strong results from medical equipment providers despite pending higher taxes imposed on their products by the Patient Protection and Affordable Care Act. Demand for medical equipment and services has increased, and mergers-and-acquisitions activity also boosted stock prices in the health care sector.

The energy sector lost a degree of value over the first half of 2012, largely due to falling oil and natural gas prices as global demand faltered in a sluggish economic environment. In addition, a number of small-cap energy companies have struggled with competitive pressures from large-cap companies, and equipment providers were hurt by slowing drilling activity.Although they comprise only a small portion of the S&P 600 Index, small-cap companies in the telecommunications services sector were hurt by competition from the major carriers during the reporting period. Finally, earnings of utilities were undermined by an unusually warm winter and plunging natural gas prices.

Index Funds Offer Diversification Benefits

As an index fund, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the stocks listed in the S&P 600 Index. The fund’s investments are not affected by any individual preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 600 Index.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
3	“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™” and “S&P 500®” are
trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard &
Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

Expenses paid per $1,000†	$3.10
Ending value (after expenses)	$1,077.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Automobiles & Components—.3%
Drew Industries	6,031 [a]	167,963
Spartan Motors	16,556	86,753
Standard Motor Products	10,328	145,418
Superior Industries International	10,606	173,620
Winnebago Industries	10,835 [a]	110,409
		684,163
Banks—7.2%
Bank Mutual	27,428	120,957
Bank of the Ozarks	10,744	323,180
BBCN Bancorp	34,987 [a]	381,008
Boston Private Financial Holdings	38,529	344,064
Brookline Bancorp	22,621	200,196
City Holding	7,252 [b]	244,320
Columbia Banking System	19,020	357,956
Community Bank System	14,448	391,830
CVB Financial	38,119	444,086
Dime Community Bancshares	7,250	96,352
F.N.B	58,523 [a]	636,145
First BanCorp	7,660 [a]	30,334
First Commonwealth Financial	42,767	287,822
First Financial Bancorp	26,488	423,278
First Financial Bankshares	12,227 [b]	422,565
First Midwest Bancorp	34,156	375,033
Glacier Bancorp	26,995	418,153
Hanmi Financial	13,970 [a]	146,406
Home Bancshares	11,290	345,248
Independent Bank/MA	7,867 [b]	229,795
National Penn Bancshares	55,516	531,288
NBT Bankcorp	14,000	302,260
Northwest Bancshares	45,207	529,374
Old National Bancorp	43,161	518,364
Oritani Financial	23,325	335,647
PacWest Bancorp	15,942	377,347
Pinnacle Financial Partners	16,719 [a]	326,188

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Banks (continued)
PrivateBancorp	27,221	401,782
Provident Financial Services	19,365	297,253
S&T Bancorp	10,431 [b]	192,661
Simmons First National, Cl. A	8,006	186,140
Sterling Bancorp	12,384	123,592
Susquehanna Bancshares	82,527	850,028
Texas Capital Bancshares	14,237 [a]	575,032
Tompkins Financial	2,078 [b]	78,299
Trustco Bank	45,331	247,507
UMB Financial	12,637	647,394
Umpqua Holdings	49,661	653,539
United Bankshares	17,285 [b]	447,336
United Community Banks	10,107 [a,b]	86,617
ViewPoint Financial Group	14,598	228,313
Wilshire Bancorp	27,279 [a]	149,489
Wintrust Financial	14,480 [b]	514,040
		14,818,218
Capital Goods—10.1%
A.O. Smith	17,461	853,668
AAON	5,028	94,778
AAR	14,366	193,654
Actuant, Cl. A	30,267	822,052
Aegion	15,139 [a]	270,837
Aerovironment	7,183 [a]	188,985
Albany International, Cl. A	13,389	250,508
American Science & Engineering	4,141 [b]	233,759
Apogee Enterprises	13,072	210,067
Applied Industrial Technologies	18,554	683,715
Astec Industries	8,071 [a]	247,618
AZZ	4,354	266,726
Barnes Group	22,143	537,853
Belden	20,976	699,550
Brady, Cl. A	24,352	669,924
Briggs & Stratton	20,268 [b]	354,487
Cascade	3,806	179,072
Ceradyne	10,939	280,585
CIRCOR International	6,164	210,131

Common Stocks (continued)	Shares	Value ($)
Capital Goods (continued)
Comfort Systems USA	20,110	201,502
Cubic	6,103	293,432
Curtiss-Wright	18,844	585,106
Dycom Industries	14,232 [a]	264,858
EMCOR Group	30,040	835,713
Encore Wire	7,090	189,870
EnerSys	22,001 [a]	771,575
EnPro Industries	7,337 [a]	274,184
ESCO Technologies	10,735	391,183
Federal Signal	22,865 [a]	133,532
Franklin Electric	7,869	402,342
GenCorp	24,523 [a]	159,645
Gibraltar Industries	12,694 [a]	131,764
Griffon	13,741	117,898
II-VI	20,498 [a]	341,702
John Bean Technologies	14,488	196,602
Kaman	10,603	328,057
Kaydon	14,557	311,374
Lindsay	5,547	360,000
Lydall	9,397 [a]	127,047
Moog, Cl. A	19,198 [a]	793,837
Mueller Industries	17,070	727,011
National Presto Industries	1,395 [b]	97,329
NCI Building Systems	9,548 [a]	103,405
Orbital Sciences	27,219 [a]	351,669
Powell Industries	1,916 [a]	71,582
Quanex Building Products	14,208	254,039
Robbins & Myers	19,799	827,994
Simpson Manufacturing	17,514	516,838
Standex International	5,240	223,067
Teledyne Technologies	15,429 [a]	951,198
Tennant	9,125	364,544
Toro	12,814	939,138
Universal Forest Products	6,582	256,566
Vicor	13,177	91,448
Watts Water Technologies, Cl. A	13,324	444,222
		20,679,242

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Commercial & Professional Services—3.6%
ABM Industries	20,305	397,166
CDI	3,131	51,348
Consolidated Graphics	4,851 [a]	140,922
Dolan	10,306 [a]	69,359
Encore Capital Group	9,128 [a]	270,371
Exponent	6,892 [a]	364,104
G&K Services, Cl. A	7,384	230,307
Geo Group	22,626 [a]	514,063
Healthcare Services Group	25,461	493,434
Heidrick & Struggles International	7,267	127,173
Insperity	9,294	251,403
Interface	22,623	308,351
Kelly Services, Cl. A	11,908 [b]	153,732
Mobile Mini	15,430 [a]	222,192
Navigant Consulting	25,159 [a]	318,010
On Assignment	16,241 [a]	259,206
Portfolio Recovery Associates	7,099 [a]	647,855
Resources Connection	19,091	234,819
SYKES Enterprises	18,710 [a]	298,612
Tetra Tech	27,933 [a]	728,493
TrueBlue	17,956 [a]	277,959
UniFirst	5,744	366,180
United Stationers	19,406	522,992
Viad	8,357	167,140
		7,415,191
Consumer Durables & Apparel—4.3%
American Greetings, Cl. A	14,933 [b]	218,320
Arctic Cat	2,900 [a]	106,024
Blyth	5,414	187,108
Brunswick	38,629	858,336
Callaway Golf	18,687 [b]	110,440
Crocs	39,687 [a]	640,945
Ethan Allen Interiors	12,356	246,255
Fifth & Pacific Companies	43,403 [a,b]	465,714
Helen of Troy	13,169 [a]	446,297
Iconix Brand Group	31,612 [a]	552,262

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
iRobot	11,801	[a,b]	261,392
JAKKS Pacific	13,811	[b]	221,114
K-Swiss, Cl. A	7,151	[a,b]	22,025
La-Z-Boy	22,258	[a]	273,551
M/I Homes	7,103	[a]	123,024
Maidenform Brands	8,073	[a]	160,814
Meritage Homes	10,054	[a]	341,233
Movado Group	9,083		227,257
Oxford Industries	5,933		265,205
Perry Ellis International	4,042	[a]	83,872
Quiksilver	47,746	[a]	111,248
Ryland Group	16,600		424,628
Skechers USA, Cl. A	11,737	[a]	239,083
Standard Pacific	42,801	[a,b]	264,938
Steven Madden	15,287	[a]	485,362
Sturm Ruger & Co.	8,170	[b]	328,026
True Religion Apparel	11,836		343,007
Universal Electronics	5,548	[a]	73,067
Wolverine World Wide	21,471		832,645
			8,913,192
Consumer Services—4.5%
American Public Education	8,884	[a,b]	284,288
Biglari Holdings	663	[a]	256,177
BJ’s Restaurants	9,740	[a]	370,120
Boyd Gaming	23,190	[a,b]	166,968
Buffalo Wild Wings	7,289	[a]	631,519
Capella Education	7,281	[a]	253,088
Career Education	22,690	[a]	151,796
CEC Entertainment	9,451		343,733
Coinstar	13,692	[a,b]	940,093
Corinthian Colleges	41,756	[a]	120,675
Cracker Barrel Old Country Store	9,645		605,706
DineEquity	6,695	[a]	298,865
Hillenbrand	28,084		516,184
Interval Leisure Group	18,954		360,316
Jack in the Box	17,217	[a]	480,010

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Lincoln Educational Services	6,070		39,455
Marcus	12,571		172,977
Marriott Vacations Worldwide	11,747	[a]	363,922
Monarch Casino & Resort	7,087	[a]	64,775
Multimedia Games Holding Company	4,000	[a]	56,000
Papa John’s International	8,904	[a]	423,563
Peet’s Coffee & Tea	4,710	[a,b]	282,788
Pinnacle Entertainment	27,166	[a]	261,337
Red Robin Gourmet Burgers	5,855	[a]	178,636
Ruby Tuesday	26,210	[a]	178,490
Ruth’s Hospitality Group	15,956	[a]	105,310
Shuffle Master	25,886	[a]	357,227
Sonic	28,604	[a]	286,612
Texas Roadhouse	25,500		469,965
Universal Technical Institute	10,087		136,275
			9,156,870
Diversified Financials—2.2%
Calamos Asset Management, Cl. A	11,271		129,053
Cash America International	13,393		589,828
EZCORP, Cl. A	19,361	[a]	454,209
Financial Engines	15,439	[a,b]	331,167
First Cash Financial Services	12,760	[a]	512,569
Interactive Brokers Group, Cl. A	20,268		298,345
Investment Technology Group	18,024	[a]	165,821
Piper Jaffray	6,035	[a]	141,400
Prospect Capital	46,101	[b]	525,090
Stifel Financial	22,277	[a]	688,359
SWS Group	14,315	[a]	76,299
Virtus Investment Partners	2,768	[a]	224,208
World Acceptance	6,846	[a,b]	450,467
			4,586,815
Energy—4.0%
Approach Resources	10,649	[a,b]	271,975
Basic Energy Services	11,848	[a]	122,271
Bristow Group	16,550		673,088
Cloud Peak Energy	26,366	[a]	445,849

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Comstock Resources	18,917	[a]	310,617
Contango Oil & Gas	6,395	[a]	378,584
Exterran Holdings	28,054	[a]	357,689
GeoResources	9,066	[a]	331,906
Gulf Island Fabrication	4,769		134,533
Gulfport Energy	18,755	[a]	386,916
Hornbeck Offshore Services	14,981	[a]	580,963
ION Geophysical	55,014	[a]	362,542
Lufkin Industries	13,302		722,565
Matrix Service	13,933	[a]	158,140
Overseas Shipholding Group	9,395	[b]	104,378
OYO Geospace	2,370	[a]	213,276
PDC Energy	12,047	[a]	295,392
Penn Virginia	19,433		142,638
PetroQuest Energy	18,986	[a,b]	94,930
Pioneer Drilling	26,477	[a]	211,022
SEACOR Holdings	8,243	[a]	736,759
Stone Energy	21,935	[a]	555,833
Swift Energy	18,435	[a]	343,075
TETRA Technologies	32,499	[a]	231,718
			8,166,659
Food & Staples Retailing—1.4%
Andersons	8,598		366,791
Casey’s General Stores	16,737		987,316
Nash Finch	6,806		146,193
Spartan Stores	10,404		188,625
United Natural Foods	20,042	[a]	1,099,504
			2,788,429
Food, Beverage & Tobacco—2.7%
Alliance One International	33,147	[a]	114,689
B&G Foods	18,469	[b]	491,275
Boston Beer, Cl. A	3,813	[a,b]	461,373
Cal-Maine Foods	7,229		282,654
Calavo Growers	2,945	[b]	75,333
Darling International	49,807	[a]	821,317
Diamond Foods	8,495	[b]	151,551

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Food, Beverage & Tobacco (continued)
Hain Celestial Group	17,771[a]	978,116
J&J Snack Foods	6,103	360,687
Sanderson Farms	6,795[b]	311,347
Seneca Foods, Cl. A	3,297[a]	88,689
Snyders-Lance	17,494	441,374
TreeHouse Foods	14,843[a]	924,570
		5,502,975
Health Care Equipment & Services—7.1%
Abaxis	9,774[a]	361,638
Air Methods	4,042[a]	397,127
Align Technology	29,351[a]	982,084
Almost Family	3,276[a]	73,186
Amedisys	11,034[a]	137,373
AMN Healthcare Services	13,973[a]	82,860
AmSurg	12,561[a]	376,579
Analogic	5,612	347,944
Bio-Reference Labs	12,039[a,b]	316,385
Cantel Medical	5,151	140,365
Centene	21,908[a]	660,745
Chemed	9,057	547,405
Computer Programs & Systems	4,209	240,839
CONMED	14,082	389,649
CorVel	2,744[a]	134,456
Cross Country Healthcare	6,587[a]	28,785
CryoLife	20,291[a]	106,122
Cyberonics	10,182[a]	457,579
Ensign Group	5,737	162,185
Gentiva Health Services	8,731[a]	60,506
Greatbatch	11,026[a]	250,400
Haemonetics	10,541[a]	781,194
Hanger Orthopedic Group	11,838[a]	303,526
Healthways	13,941[a]	111,249
ICU Medical	6,345[a]	338,696
Integra LifeSciences Holdings	8,881[a]	330,196
Invacare	16,169	249,488
IPC The Hospitalist	6,648[a]	301,287

Common Stocks (continued)	Shares	Value ($)
Health Care Equipment
& Services (continued)
Kindred Healthcare	15,570[a]	153,053
Landauer	2,835	162,531
LHC Group	3,840[a]	65,126
Magellan Health Services	12,921[a]	585,709
Medidata Solutions	9,904[a]	323,564
Meridian Bioscience	15,980	326,951
Merit Medical Systems	15,615[a]	215,643
Molina Healthcare	12,160[a]	285,274
MWI Veterinary Supply	5,055[a]	519,502
Natus Medical	12,735[a]	147,981
Neogen	8,174[a]	377,639
NuVasive	15,925[a]	403,858
Omnicell	15,899[a]	232,761
Palomar Medical Technologies	4,763[a]	40,486
PharMerica	15,905[a]	173,683
PSS World Medical	23,021[a]	483,211
Quality Systems	15,901[b]	437,437
SurModics	6,531[a]	112,986
Symmetry Medical	15,734[a]	134,998
West Pharmaceutical Services	13,743	693,884
		14,546,125
Household & Personal Products—.6%
Central Garden & Pet, Cl. A	17,648[a]	192,187
Inter Parfums	5,856	101,133
Medifast	8,299[a,b]	163,324
Prestige Brands Holdings	21,240[a]	335,804
WD-40	7,323	364,759
		1,157,207
Insurance—2.3%
AMERISAFE	8,589[a]	222,885
eHealth	7,144[a]	115,090
Employers Holdings	11,833	213,467
Horace Mann Educators	18,812	328,834
Infinity Property & Casualty	4,222	243,483
Meadowbrook Insurance Group	25,465	223,837

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Insurance (continued)
National Financial Partners	20,190[a]	270,546
Navigators Group	5,614[a]	280,981
Presidential Life	9,216	90,593
ProAssurance	13,257	1,181,066
RLI	6,669	454,826
Safety Insurance Group	5,407	219,740
Selective Insurance Group	21,356	371,808
Stewart Information Services	8,731	134,021
Tower Group	13,813	288,277
United Fire Group	8,268	176,356
		4,815,810
Materials—5.5%
A. Schulman	13,269	263,390
A.M. Castle & Co.	5,116[a,b]	54,332
AK Steel Holding	45,456[b]	266,827
AMCOL International	9,737	275,654
American Vanguard	10,047	267,150
Balchem	12,419	404,984
Buckeye Technologies	18,657	531,538
Calgon Carbon	22,124[a]	314,603
Century Aluminum	23,769[a]	174,227
Clearwater Paper	8,407[a]	286,847
Deltic Timber	4,308	262,702
Eagle Materials	18,727	699,266
Globe Specialty Metals	25,609	343,929
H.B. Fuller	21,758	667,971
Hawkins	2,581[b]	98,543
Haynes International	5,132	261,424
Headwaters	25,340[a]	130,501
Innophos Holdings	9,011	508,761
Kaiser Aluminum	6,673	345,928
KapStone Paper and Packaging	17,542[a]	278,041
Koppers Holdings	8,749	297,466
Kraton Performance Polymers	13,712[a]	300,430
LSB Industries	7,958[a]	245,982
Materion	8,997	207,201

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Myers Industries	16,934		290,587
Neenah Paper	6,259		167,053
Olympic Steel	2,687		44,121
OM Group	12,003	[a]	228,057
PolyOne	37,392		511,523
Quaker Chemical	4,764		220,144
RTI International Metals	13,460	[a]	304,600
Schweitzer-Mauduit International	7,449		507,575
Stepan	3,003		282,823
SunCoke Energy	28,641		419,591
Texas Industries	11,061	[b]	431,490
Tredegar	10,597		154,292
Wausau Paper	17,094		166,325
Zep	9,052		124,284
			11,340,162
Media—.7%
Arbitron	12,344		432,040
Digital Generation	8,833	[a,b]	109,264
E.W. Scripps, Cl. A	11,956	[a]	114,897
Harte-Hanks	18,267		166,960
Live Nation	58,480	[a]	536,846
			1,360,007
Pharmaceuticals & Biotechnology—4.2%
Affymetrix	40,084	[a]	187,994
Akorn	28,920	[a]	456,068
ArQule	29,677	[a]	175,985
Cambrex	15,050	[a]	141,620
Cubist Pharmaceuticals	25,307	[a]	959,388
Emergent BioSolutions	8,860	[a]	134,229
Enzo Biochem	12,412	[a]	20,728
eResearch Technology	17,748	[a]	141,807
Hi-Tech Pharmacal	4,874	[a]	157,918
Luminex	15,983	[a]	391,424
Medicines	25,743	[a]	590,544
Momenta Pharmaceuticals	18,587	[a,b]	251,296
Par Pharmaceutical Cos	14,549	[a]	525,801

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals &
Biotechnology (continued)
PAREXEL International	26,901	[a]	759,415
Questcor Pharmaceuticals	26,148	[a,b]	1,392,120
Salix Pharmaceuticals	24,313	[a]	1,323,600
Savient Pharmaceuticals	26,366	[a,b]	14,240
Spectrum Pharmaceuticals	21,529	[a,b]	334,991
ViroPharma	31,030	[a]	735,411
			8,694,579
Real Estate—8.3%
Acadia Realty Trust	17,946	[c]	415,988
Cedar Realty Trust	27,035	[c]	136,527
Colonial Properties Trust	39,743	[c]	879,910
Cousins Properties	52,129	[c]	404,000
DiamondRock Hospitality	73,889	[c]	753,668
EastGroup Properties	11,472	[c]	611,458
Entertainment Properties Trust	21,278	[c]	874,739
Extra Space Storage	45,247	[c]	1,384,558
Forestar Group	17,206	[a]	220,409
Franklin Street Properties	36,130	[c]	382,255
Getty Realty	7,845	[b,c]	150,232
Healthcare Realty Trust	30,688	[c]	731,602
Inland Real Estate	40,365	[c]	338,259
Kilroy Realty	27,873	[c]	1,349,332
Kite Realty Group Trust	30,671	[c]	153,048
LaSalle Hotel Properties	38,131	[c]	1,111,137
Lexington Realty Trust	60,255	[b,c]	510,360
LTC Properties	12,182	[c]	441,963
Medical Properties Trust	58,276	[c]	560,615
Mid-America Apartment Communities	16,680	[c]	1,138,243
Parkway Properties	10,800	[c]	123,552
Pennsylvania Real Estate Investment Trust	24,033	[c]	360,014
Post Properties	23,569	[c]	1,153,703
PS Business Parks	6,912	[c]	468,081
Sabra Healthcare REIT	14,930		255,452

Common Stocks (continued)	Shares	Value ($)
Real Estate (continued)
Saul Centers	3,371[c]	144,515
Sovran Self Storage	10,679[c]	534,911
Tanger Factory Outlet Centers	35,929[c]	1,151,524
Universal Health Realty Income Trust	3,757[c]	156,028
Urstadt Biddle Properties, Cl. A	7,633[c]	150,904
		17,046,987
Retailing—5.6%
Big 5 Sporting Goods	6,201	46,880
Blue Nile	5,392[a,b]	160,196
Brown Shoe	17,152[b]	221,432
Buckle	11,357[b]	449,396
Cabela’s	17,232[a]	651,542
Cato, Cl. A	13,296	404,996
Children’s Place Retail Stores	10,948[a]	545,539
Christopher & Banks	2,810	3,316
Finish Line, Cl. A	22,421	468,823
Fred’s, Cl. A	17,024	260,297
Genesco	10,090[a]	606,914
Group 1 Automotive	10,190	464,766
Haverty Furniture	3,250	36,303
Hibbett Sports	11,714[a]	676,015
Hot Topic	22,230	215,409
JOS. A. Bank Clothiers	11,225[a]	476,614
Kirkland’s	7,728[a]	86,940
Lithia Motors, Cl. A	9,678	223,078
Lumber Liquidators Holdings	11,733[a,b]	396,458
MarineMax	5,480[a]	52,115
Men’s Wearhouse	21,916	616,716
Monro Muffler Brake	12,622	419,555
NutriSystem	12,856	148,615
OfficeMax	33,165[a]	167,815
PEP Boys-Manny Moe & Jack	21,982	217,622
PetMed Express	8,120[b]	98,739
Pool	19,392	784,600

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Retailing (continued)
Rue21	6,603[a]	166,660
Select Comfort	23,678[a]	495,344
Sonic Automotive, Cl. A	14,152[b]	193,458
Stage Stores	14,124	258,752
Stein Mart	13,136[a]	104,431
Tuesday Morning	22,617[a]	97,027
Vitamin Shoppe	12,747[a]	700,193
VOXX International	10,795[a]	100,609
Zale	12,238[a]	32,920
Zumiez	9,151[a,b]	362,380
		11,412,465
Semiconductors & Equipment—4.9%
Advanced Energy Industries	17,019[a]	228,395
ATMI	12,111[a]	249,123
Brooks Automation	30,371	286,702
Cabot Microelectronics	10,348	302,265
Ceva	10,440[a,b]	183,848
Cirrus Logic	26,271[a]	784,977
Cohu	10,332	104,973
Cymer	12,602[a]	742,888
Diodes	14,390[a]	270,100
DSP Group	9,503[a]	60,249
Entropic Communications	42,658[a]	240,591
Exar	24,887[a]	203,078
GT Advanced Technologies	50,086[a,b]	264,454
Hittite Microwave	11,832[a]	604,852
Kopin	33,071[a]	113,764
Kulicke & Soffa Industries	33,737[a]	300,934
Micrel	25,630	244,254
Microsemi	35,209[a]	651,014
MKS Instruments	23,740	686,798
Monolithic Power Systems	12,417[a]	246,726
Nanometrics	7,865[a]	120,806
Pericom Semiconductor	17,289[a]	155,601

Common Stocks (continued)	Shares	Value ($)
Semiconductors &
Equipment (continued)
Power Integrations	11,649	434,508
Rubicon Technology	5,484[a]	55,937
Rudolph Technologies	16,113[a]	140,505
Sigma Designs	11,989[a]	76,490
Standard Microsystems	10,344[a]	381,590
STR Holdings	18,011[a,b]	82,130
Supertex	5,586[a]	105,296
Tessera Technologies	22,817	350,697
TriQuint Semiconductor	61,286[a]	337,073
Ultratech	11,322[a]	356,643
Veeco Instruments	14,839[a,b]	509,868
Volterra Semiconductor	9,264[a]	217,241
		10,094,370
Software & Services—7.2%
Blackbaud	17,192	441,319
Blucora	14,909[a]	183,679
Bottomline Technologies	13,837[a]	249,758
CACI International, Cl. A	11,923[a]	656,003
Cardtronics	18,362[a]	554,716
CIBER	27,944[a]	120,439
CommVault Systems	18,366[a]	910,403
comScore	11,665[a]	192,006
CSG Systems International	15,133[a]	261,498
DealerTrack Holdings	17,821[a]	536,590
Digital River	17,687[a]	293,958
Ebix	15,510[b]	309,424
EPIQ Systems	14,311	175,310
ExlService Holdings	7,025[a]	173,096
Forrester Research	4,399	148,950
Heartland Payment Systems	18,259	549,231
Higher One Holdings	12,218[a,b]	149,304
iGATE	10,017[a]	170,489
Interactive Intelligence Group	3,979[a]	112,248

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Software & Services (continued)
j2 Global	21,474[b]	567,343
JDA Software Group	18,719[a]	555,767
Liquidity Services	9,068[a]	464,191
LivePerson	19,892[a]	379,142
LogMeIn	9,022[a]	275,351
Manhattan Associates	9,985[a]	456,414
MAXIMUS	15,637	809,215
MicroStrategy, Cl. A	3,206[a]	416,331
Monotype Imaging Holdings	15,926[a]	267,079
NCI, Cl. A	4,021[a]	16,285
NetScout Systems	15,122[a]	326,484
OpenTable	9,640[a,b]	433,896
Opnet Technologies	5,572	148,159
Perficient	10,739[a]	120,599
Progress Software	26,208[a]	546,961
Quinstreet	10,892[a]	100,860
Sourcefire	11,252[a]	578,353
Stamps.com	5,067[a]	125,003
Synchronoss Technologies	10,649[a]	196,687
Take-Two Interactive Software	35,790[a]	338,573
TeleTech Holdings	11,650[a]	186,400
Tyler Technologies	11,898[a]	480,084
United Online	42,098	177,654
VASCO Data Security International	12,191[a]	99,722
Virtusa	6,840[a]	91,314
Websense	18,173[a]	340,380
XO Group	15,810[a]	140,235
		14,826,903
Technology Hardware & Equipment—6.3%
3D Systems	14,868[a,b]	507,594
Agilysys	10,199[a]	88,425
Anixter International	12,469	661,480
Arris Group	50,343[a]	700,271

Common Stocks (continued)	Shares	Value ($)
Technology Hardware &
Equipment (continued)
Avid Technology	12,944[a]	96,174
Badger Meter	6,473	243,061
Bel Fuse, Cl. B	4,678	82,380
Benchmark Electronics	21,697[a]	302,673
Black Box	7,708	221,220
Brightpoint	28,358[a]	153,417
Checkpoint Systems	14,398[a]	125,407
Cognex	17,470	552,925
Comtech Telecommunications	9,632	275,283
CTS	14,660	138,097
Daktronics	14,113	97,521
Digi International	13,128[a]	134,431
DTS	9,283[a]	242,101
Electro Scientific Industries	11,200	132,384
FARO Technologies	6,266[a]	263,673
FEI	16,348	782,088
Harmonic	53,499[a]	227,906
Insight Enterprises	19,949[a]	335,742
Intermec	21,561[a]	133,678
Intevac	3,499[a]	26,312
Littelfuse	9,468	538,635
Measurement Specialties	4,603[a]	149,644
Mercury Computer Systems	13,944[a]	180,296
Methode Electronics	12,046	102,511
MTS Systems	7,380	284,499
Netgear	16,798[a]	579,699
Newport	14,213[a]	170,840
Novatel Wireless	8,747[a]	21,780
Oplink Communications	10,378[a]	140,414
OSI Systems	7,248[a]	459,088
Park Electrochemical	7,368	190,684
PC-Tel	8,368	54,141

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
Plexus	16,339	[a]	460,760
Pulse Electronics	14,418		28,403
Radisys	9,525	[a]	59,817
Rofin-Sinar Technologies	11,487	[a]	217,449
Rogers	5,441	[a]	215,518
ScanSource	10,093	[a]	309,250
Stratasys	7,893	[a]	391,098
Super Micro Computer	10,040	[a]	159,234
Symmetricom	16,665	[a]	99,823
Synaptics	14,694	[a,b]	420,689
SYNNEX	11,557	[a]	398,601
TTM Technologies	20,468	[a]	192,604
ViaSat	16,920	[a]	639,068
			12,988,788
Telecommunication Services—.5%
Atlantic Tele-Network	2,404		81,087
Cbeyond	13,103	[a]	88,707
Cincinnati Bell	76,418	[a]	284,275
General Communication, Cl. A	14,726	[a]	122,373
Lumos Networks	6,033		57,012
Neutral Tandem	17,585	[a]	231,770
NTELOS Holdings	6,987		131,705
USA Mobility	10,075		129,565
			1,126,494
Transportation—1.6%
Allegiant Travel	6,709	[a,b]	467,483
Arkansas Best	11,925		150,255
Forward Air	13,988		451,393
Heartland Express	19,901		284,783
Hub Group, Cl. A	14,563	[a]	527,181
Knight Transportation	22,400		358,176

Common Stocks (continued)	Shares	Value ($)
Transportation (continued)
Old Dominion Freight Line	20,537 [a]	889,047
SkyWest	19,424	126,839
		3,255,157
Utilities—4.3%
Allete	15,646	654,003
American States Water	9,439	373,596
Avista	24,759	661,065
CH Energy Group	7,176 [b]	471,391
El Paso Electric	18,625	617,605
Laclede Group	10,791	429,590
New Jersey Resources	17,488	762,652
Northwest Natural Gas	10,922	519,887
NorthWestern	16,906	620,450
Piedmont Natural Gas	28,755 [b]	925,623
South Jersey Industries	11,588	590,640
Southwest Gas	18,360	801,414
UIL Holdings	19,996	717,057
UNS Energy	15,730	604,189
		8,749,162
Total Common Stocks
(cost $165,919,271)		204,125,970

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 9/20/12
(cost $129,977)	130,000 [d]	129,980

Other Investment—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $943,813)	943,813 [e]	943,813

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—8.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $16,528,025)	16,528,025[e]	16,528,025

Total Investments (cost $183,521,086)	108.1%	221,727,788
Liabilities, Less Cash and Receivables	(8.1%)	(16,610,299)
Net Assets	100.0%	205,117,489

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $17,042,278 and the value of the collateral held by the fund was $17,039,504, consisting of cash collateral of $16,528,025 and
U.S Government and Agency securities valued at $511,479.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Capital Goods	10.1	Pharmaceuticals & Biotechnology	4.2
Short-Term/Money Market Investments	8.7	Energy	4.0
Real Estate	8.3	Commercial & Professional Services	3.6
Banks	7.2	Food, Beverage & Tobacco	2.7
Software & Services	7.2	Insurance	2.3
Health Care Equipment & Services	7.1	Diversified Financials	2.2
Technology Hardware & Equipment	6.3	Transportation	1.6
Retailing	5.6	Food & Staples Retailing	1.4
Materials	5.5	Media	.7
Semiconductors & Equipment	4.9	Household & Personal Products	.6
Consumer Services	4.5	Telecommunication Services	.5
Consumer Durables & Apparel	4.3	Automobiles & Components	.3
Utilities	4.3		108.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2012	($)
Financial Futures Long
Russell 2000 E-mini	14	1,113,560	September 2012	48,379

See notes to financial statements.

The Fund	27

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,042,278)—Note 1(b):
Unaffiliated issuers	166,049,248	204,255,950
Affiliated issuers	17,471,838	17,471,838
Cash		22,459
Dividends and securities lending income receivable—Note 1(b)		216,558
Receivable for futures variation margin—Note 4		32,900
Receivable for investment securities sold		19,994
		222,019,699
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		96,397
Liability for securities on loan—Note 1(b)		16,528,025
Payable for investment securities purchased		264,643
Payable for shares of Beneficial Interest redeemed		12,705
Accrued Expenses		440
		16,902,210
Net Assets ($)		205,117,489
Composition of Net Assets ($):
Paid-in capital		172,101,731
Accumulated undistributed investment income—net		1,219,849
Accumulated net realized gain (loss) on investments		(6,459,172)
Accumulated net unrealized appreciation (depreciation)
on investments (including $48,379 net unrealized
appreciation on financial futures)		38,255,081
Net Assets ($)		205,117,489
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		16,250,859
Net Asset Value, offering and redemption price per share ($)		12.62

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,701,750
Affiliated issuers	921
Income from securities lending—Note 1(b)	82,698
Interest	62
Total Income	1,785,431
Expenses:
Management fee—Note 3(a)	365,433
Distribution fees—Note 3(b)	261,023
Trustees’ fees—Note 3(a,c)	3,180
Loan commitment fees—Note 2	724
Interest expense—Note 2	291
Total Expenses	630,651
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(3,180)
Net Expenses	627,471
Investment Income—Net	1,157,960
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,445,616
Net realized gain (loss) on financial futures	113,813
Net Realized Gain (Loss)	1,559,429
Net unrealized appreciation (depreciation) on investments	12,449,362
Net unrealized appreciation (depreciation) on financial futures	(13,213)
Net Unrealized Appriciation (Depreciation)	12,436,149
Net Realized and Unrealized Gain (Loss) on Investments	13,995,578
Net Increase in Net Assets Resulting from Operations	15,153,538

See notes to financial statements.

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	1,157,960	982,465
Net realized gain (loss) on investments	1,559,429	8,367,077
Net unrealized appreciation
(depreciation) on investments	12,436,149	(7,804,459)
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,153,538	1,545,083
Dividends to Shareholders from ($):
Investment income—net	(958,184)	(1,073,675)
Net realized gain on investments	(7,433,736)	(429,470)
Total Dividends	(8,391,920)	(1,503,145)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	23,910,088	62,859,669
Dividends reinvested	8,391,920	1,503,145
Cost of shares redeemed	(30,375,128)	(45,699,786)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,926,880	18,663,028
Total Increase (Decrease) in Net Assets	8,688,498	18,704,966
Net Assets ($):
Beginning of Period	196,428,991	177,724,025
End of Period	205,117,489	196,428,991
Undistributed investment income—net	1,219,849	1,020,073
Capital Share Transactions (Shares):
Shares sold	1,848,620	5,252,140
Shares issued for dividends reinvested	637,199	116,073
Shares redeemed	(2,381,179)	(3,783,869)
Net Increase (Decrease) in Shares Outstanding	104,640	1,584,344
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not refect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	12.17	12.20	9.75	10.36	17.64	18.59
Investment Operations:
Investment income—net[a]	.07	.07	.08	.06	.12	.13
Net realized and unrealized
gain (loss) on investments	.89	.01	2.43	1.42	(4.95)	(.23)
Total from Investment Operations	.96	.08	2.51	1.48	(4.83)	(.10)
Distributions:
Dividends from
investment income—net	(.06)	(.08)	(.06)	(.27)	(.13)	(.07)
Dividends from net realized
gain on investments	(.45)	(.03)	—	(1.82)	(2.32)	(.78)
Total Distributions	(.51)	(.11)	(.06)	(2.09)	(2.45)	(.85)
Net asset value, end of period	12.62	12.17	12.20	9.75	10.36	17.64
Total Return (%)	7.72[b]	.56	25.83	25.03	(30.91)	(.66)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.60	.60	.60	.60	.61
Ratio of net expenses
to average net assets	.60[c]	.60	.60	.60	.60	.61
Ratio of net investment income
to average net assets	1.11[c]	.54	.75	.76	.85	.69
Portfolio Turnover Rate	8.64[b]	22.23	32.85	28.18	35.95	20.72
Net Assets, end of period
($ x 1,000)	205,117	196,429	177,724	127,172	106,831	373,386

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to match the performance of the Standard & Poor’s® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Company’s Board of Trustees.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	204,125,970	—	—	204,125,970
Mutual Funds	17,471,838	—	—	17,471,838
U.S. Treasury	—	129,980	—	129,980
Financial Futures††	48,379	—	—	48,379

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended June 30, 2012, there were no transfers of exchange traded securities, U.S.Treasuries or financial futures between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.At June 30, 2012, the value of the collateral was 99.9% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of NewYork Mellon earned $27,566 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,749,708		24,151,801	25,957,696	943,813.5
Dreyfus
Institutional
Cash
Advantage
Fund	31,833,524		29,949,019	45,254,518	16,528,025		8.1
Total	34,583,232		54,100,820	71,212,214	17,471,838		8.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $1,073,675 and long-term capital gains $429,470.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2012 was approximately $47,300 with a related weighted average annualized interest rate of 1.24%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the expenses of the fund except management fees, Rule 12b-1 distribution plan fees, taxes, interest expense, brokerage commissions, commit-

ment fees on borrowings, trustees fees, fees and expenses of independent counsel to the fund and the non-interested Board members, and extraordinary expenses. In addition, the Manager has also agreed to reduce its fee in an amount equal to the fund’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund. During the period ended June 30, 2012, fees reimbursed by the Manager amounted to $3,180.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing.The Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, the fund was charged $261,023 pursuant to the Plan.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $57,039, and Plan fees $40,742, which are offset against a trustees’ fee reimbursement currently in effect in the amount of $1,384.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2012, amounted to $17,826,803 and $21,431,685, respectively.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at June 30, 2012 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Equity financial futures	3,080,111

At June 30, 2012, the accumulated net unrealized appreciation on investments was $38,206,702, consisting of $50,087,238 gross unrealized appreciation and $11,880,536 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Investment Portfolios,
Technology Growth
Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Technology Growth Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios,Technology Growth Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Investment Portfolios,Technology Growth Portfolio’s Initial shares produced a total return of 11.11%, and its Service shares produced a total return of 10.98%.1The fund’s benchmarks, the Morgan Stanley HighTechnology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of 10.25% and 9.48%, respectively, over the same period.2,3

Mixed economic data fueled heightened market volatility as gains over the first quarter of 2012 were offset to a degree by declines during the second quarter.The fund produced higher returns than its benchmark, mainly due to the success of our security selection strategy among wireless communications technology providers.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue this goal the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

Macroeconomic Developments Fueled Market Volatility

The reporting period began with a strong rally among U.S. stocks amid employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks during the first quarter of 2012, and they focused on global companies expected to benefit from better business conditions. However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed.At the same time, measures designed to relieve fiscal pressures in Europe encountered political resistance, threatening proposed bailout programs. These headwinds caused most stock market averages, including the S&P 500 Index, to fall over the second quarter of the year, partly offsetting previous gains.

Volatility in the technology sector was fueled by the ongoing trend toward cloud computing and mobile devices, as some companies led the new technologies’ advance while others were slow to adapt to the changing marketplace. In addition, some technology firms struggled with reduced business spending in the uncertain economic climate.

Security Selection Strategy Buoyed Fund Results

Strong stock selections among wireless communications companies enabled the fund to participate fully in the technology market’s gains. For example, the fund avoided wireless handset maker Nokia, which continued to struggle with disappointing new smartphone products. Semiconductor maker Skyworks Solutions encountered rising demand as handset manufacturers introduced products using 4G wireless service. Electronics innovator Apple continued to score successes with its smartphone and tablet computer products.Among landline technology providers, communications networking equipment provider Ciena advanced in anticipation of optical upgrades to wired telephone networks. Conversely, the fund benefited from lack of exposure to communications networking equipment maker Juniper Networks, which struggled with reduced capital spending by carriers.

As is to be expected from a broad-based technology portfolio, some holdings produced relatively disappointing results over the first half of 2012. Video game developer Electronic Arts reported weaker-than-expected earnings stemming from the disappointing launch of a new product. Memory specialist SanDisk suffered through bouts of weak flash memory prices. Disk drive maker Seagate Technology encountered a glut of unsold inventory when production resumed after floods in Thailand. Internet

4

traffic facilitator Akamai Technologies reduced its profit forecast in light of higher-than-expected capital and operating spending to meet growing demand. Online media giant Google grappled with a difficult transition from PC-based products to mobile applications. The fund also did not participate in relatively strong returns from global commerce platform eBay, which fared well due to strong results in its PayPal electronic payments division.

Positioned for Continued Volatility

While we remain concerned regarding sluggish U.S. economic growth and continued turmoil in Europe, we believe that a number of positive, secular technology trends remain intact.Adoption of cloud computing technologies has accelerated, and the increased popularity of more sophisticated wireless devices is likely to benefit companies all along the industry’s supply chain. On the other hand, we have found relatively few opportunities among companies selling legacy technologies such as personal computers and traditional wireless handsets.

July 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

The fund’s share price is likely to be more volatile than that of other funds that do not concentrate in one sector.The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.
Investors cannot invest directly in any index.
3	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500® Composite Stock Price Index
is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	4.36	$5.67
Ending value (after expenses)	1,111.10	$1,109.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.17	$5.42
Ending value (after expenses)	$1,020.74	$1,019.49

† Expenses are equal to the fund’s annualized expense ratio of .83% for Initial Shares and 1.08% for Service Shares,
multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—97.1%	Shares	Value ($)
Computers & Peripherals—14.2%
Apple	24,551	14,337,784
Cognizant Technology Solutions, Cl. A	111,845 [a]	6,710,700
Fortinet	120,800 [a]	2,804,976
Teradata	124,910 [a]	8,994,769
		32,848,229
Diversified Telecommunications—4.9%
Ciena	569,090 [a,b]	9,316,003
LogMeIn	68,850 [a,b]	2,101,302
		11,417,305
Household Durables—3.8%
Amphenol, Cl. A	84,150	4,621,518
Garmin	105,770 [b]	4,049,933
		8,671,451
Internet & Catalog Retail—6.7%
Amazon.com	42,970 [a]	9,812,199
Priceline.com	8,660 [a]	5,754,743
		15,566,942
Internet Software & Services—12.1%
F5 Networks	90,720 [a]	9,032,083
Google, Cl. A	13,490 [a]	7,825,144
LinkedIn, Cl. A	104,480 [a,b]	11,103,090
		27,960,317
Professional Services—4.4%
MasterCard, Cl. A	11,470	4,933,362
Paychex	168,450	5,291,015
		10,224,377

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Semiconductor Equipment—8.2%
Analog Devices	234,860	8,847,176
Skyworks Solutions	365,730 [a]	10,010,030
		18,857,206
Semiconductors—19.1%
Broadcom, Cl. A	317,840 [a]	10,742,992
QUALCOMM	156,570	8,717,818
Taiwan Semiconductor
Manufacturing, ADR	485,800	6,781,768
Texas Instruments	295,650	8,482,199
Xilinx	282,040	9,468,083
		44,192,860
Software—23.7%
Akamai Technologies	277,780 [a]	8,819,515
Citrix Systems	66,600 [a]	5,590,404
Electronic Arts	303,342 [a]	3,746,274
Informatica	122,121 [a]	5,173,046
Oracle	275,443	8,180,657
Red Hat	111,030 [a]	6,270,974
Salesforce.com	70,290 [a]	9,718,295
VMware, Cl. A	80,330 [a]	7,313,243
		54,812,408
Total Common Stocks
(cost $195,171,525)		224,551,095

Other Investment—2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,709,544)	6,709,544 [c]	6,709,544

8

Investment of Cash Collateral
for Securities Loaned—5.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,701,028)	11,701,028[c]	11,701,028
Total Investments (cost $213,582,097)	105.1%	242,961,667
Liabilities, Less Cash and Receivables	(5.1%)	(11,803,019)
Net Assets	100.0%	231,158,648

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund's securities on loan was $11,864,683 and the value of the collateral held by the fund was $11,701,028.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Software	23.7	Internet & Catalog Retail	6.7
Semiconductors	19.1	Diversified Telecommunications	4.9
Computers & Peripherals	14.2	Professional Services	4.4
Internet Software & Services	12.1	Household Durables	3.8
Semiconductor Equipment	8.2
Short-Term/Money Market Investments	8.0		105.1

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,864,683)—Note 1(b):
Unaffiliated issuers	195,171,525	224,551,095
Affiliated issuers	18,410,572	18,410,572
Cash		307,801
Dividends and securities lending income receivable		11,957
Receivable for investment securities sold		3,225
Prepaid expenses		3,432
		243,288,082
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		175,426
Liability for securities on loan—Note 1(b)		11,701,028
Payable for shares of Beneficial Interest redeemed		178,654
Payable for investment securities purchased		2,448
Accrued expenses		71,878
		12,129,434
Net Assets ($)		231,158,648
Composition of Net Assets ($):
Paid-in capital		222,258,941
Accumulated Investment (loss)—net		(372,211)
Accumulated net realized gain (loss) on investments		(20,107,652)
Accumulated net unrealized appreciation
(depreciation) on investments		29,379,570
Net Assets ($)		231,158,648

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	83,114,663	148,043,985
Shares Outstanding	6,251,485	11,440,807
Net Asset Value Per Share ($)	13.30	12.94

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	745,378
Affiliated issuers	6,520
Income from securities lending—Note 1(b)	11,193
Total Income	763,091
Expenses:
Management fee—Note 3(a)	864,068
Distribution fees—Note 3(b)	182,829
Prospectus and shareholders’ reports	33,860
Professional fees	28,779
Custodian fees—Note 3(b)	8,332
Trustees’ fees and expenses—Note 3(c)	5,012
Shareholder servicing costs—Note 3(b)	2,927
Loan commitment fees—Note 2	1,716
Miscellaneous	7,781
Total Expenses	1,135,304
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	1,135,302
Investment (Loss)—Net	(372,211)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,291,750
Net unrealized appreciation (depreciation) on investments	11,694,579
Net Realized and Unrealized Gain (Loss) on Investments	21,986,329
Net Increase in Net Assets Resulting from Operations	21,614,118

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment (loss)—net	(372,211)	(932,927)
Net realized gain (loss) on investments	10,291,750	10,066,680
Net unrealized appreciation
(depreciation) on investments	11,694,579	(27,944,303)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,614,118	(18,810,550)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	7,085,611	10,719,132
Service Shares	18,742,099	34,172,366
Cost of shares redeemed:
Initial Shares	(7,276,413)	(21,000,679)
Service Shares	(8,941,701)	(42,189,252)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	9,609,596	(18,298,433)
Total Increase (Decrease) in Net Assets	31,223,714	(37,108,983)
Net Assets ($):
Beginning of Period	199,934,934	237,043,917
End of Period	231,158,648	199,934,934
Accumulated investment (loss)—net	(372,211)	—
Capital Share Transactions (Shares):
Initial Shares
Shares sold	530,456	831,404
Shares redeemed	(539,991)	(1,643,642)
Net Increase (Decrease) in Shares Outstanding	(9,535)	(812,238)
Service Shares
Shares sold	1,410,148	2,677,951
Shares redeemed	(688,040)	(3,414,028)
Net Increase (Decrease) in Shares Outstanding	722,108	(736,077)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.97	12.98	9.99	6.37	10.83	9.44
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.03)	(.03)	(.01)	.03	(.01)
Net realized and unrealized
gain (loss) on investments	1.34	(.98)	3.02	3.67	(4.49)	1.40
Total from Investment Operations	1.33	(1.01)	2.99	3.66	(4.46)	1.39
Distributions:
Dividends from
investment income—net	—	—	—	(.04)	—	—
Net asset value, end of period	13.30	11.97	12.98	9.99	6.37	10.83
Total Return (%)	11.11[b]	(7.78)	29.93	57.67	(41.18)	14.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[c]	.83	.81	.86	.85	.84
Ratio of net expenses
to average net assets	.83[c]	.83	.81	.75	.65	.77
Ratio of net investment income
(loss) to average net assets	(.17)[c]	(.25)	(.33)	(.15)	.39	(.08)
Portfolio Turnover Rate	40.81[b]	79.60	103.90	141.37	118.50	104.97
Net Assets, end of period
($ x 1,000)	83,115	74,929	91,806	73,422	45,890	88,083

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.66	12.68	9.78	6.24	10.62	9.28
Investment Operations:
Investment income (loss)—net[a]	(.03)	(.06)	(.06)	(.03)	.01	(.03)
Net realized and unrealized
gain (loss) on investments	1.31	(.96)	2.96	3.58	(4.39)	1.37
Total from Investment Operations	1.28	(1.02)	2.90	3.55	(4.38)	1.34
Distributions:
Dividends from
investment income—net	—	—	—	(.01)	—	—
Net asset value, end of period	12.94	11.66	12.68	9.78	6.24	10.62
Total Return (%)	10.98[b]	(8.05)	29.65	57.07	(41.24)	14.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[c]	1.08	1.06	1.11	1.10	1.09
Ratio of net expenses
to average net assets	1.08[c]	1.08	1.06	1.00	.90	1.02
Ratio of net investment income
(loss) to average net assets	(.41)[c]	(.50)	(.58)	(.42)	.15	(.33)
Portfolio Turnover Rate	40.81[b]	79.60	103.90	141.37	118.50	104.97
Net Assets, end of period
($ x 1,000)	148,044	125,006	145,238	107,123	54,523	83,793

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series, including the Technology Growth Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	217,769,327	—	—	217,769,327
Equity Securities—
Foreign†	6,781,768	—	—	6,781,768
Mutual Funds	18,410,572	—	—	18,410,572
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded securities between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of

18

the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 98.6% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of New York Mellon earned $3,731 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2011 ($)	Purchases ($)	Sales ($)	6/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	4,277,772	58,136,025	55,704,253	6,709,544	2.9
Dreyfus
Institutional
Cash
Advantage
Fund	66,944	70,838,022	59,203,938	11,701,028	5.1
Total	4,344,716	128,974,047	114,908,191	18,410,572	8.0

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

20

The fund has an unused capital loss carryover of $21,178,618 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $6,076,376 of the carryover expires in fiscal year 2016 and $15,102,242 expires in fiscal year 2017.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an a management agreement with the Manager, the a management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares’.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $182,829 pursuant to the Plan.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $337 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $8,332 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $40 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $138,188, Plan fees $29,635, custodian fees $4,200, Chief Compliance Officer fees $3,183 and transfer agency per account fees $220.

22

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2012, amounted to $95,913,090 and $89,044,230, respectively.

At June 30, 2012, accumulated net unrealized appreciation on investments was $29,379,570, consisting of $37,665,255 gross unrealized appreciation and $8,285,685 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 16, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	August 16, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)